Share-Based Compensation - Summary of Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	1,526,323	1,526,323	2,297,975	3,089,229
Weighted average remaining life, Options Outstanding	2 years 2 months 19 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 10.67
Number outstanding, Options Exercisable	1,237,006	1,237,006	1,589,639
Weighted average remaining life, Options Exercisable	1 year 11 months 23 days
Weighted average exercise price, Options Exercisable | (per share)	$ 11.54	$ 11.54	$ 12.52
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	323,237	323,237
Weighted average remaining life, Options Outstanding	2 years 7 months 13 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 5.51
Number outstanding, Options Exercisable	212,730	212,730
Weighted average remaining life, Options Exercisable	2 years 7 months 13 days
Weighted average exercise price, Options Exercisable | $ / shares		$ 5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	519,320	519,320
Weighted average remaining life, Options Outstanding	3 years 3 months 25 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 8.53
Number outstanding, Options Exercisable	340,510	340,510
Weighted average remaining life, Options Exercisable	3 years 2 months 1 day
Weighted average exercise price, Options Exercisable | $ / shares		$ 8.89
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding, Options Outstanding	683,766	683,766
Weighted average remaining life, Options Outstanding	1 year 2 months 8 days
Weighted average exercise price, Options Outstanding | $ / shares		$ 14.74
Number outstanding, Options Exercisable	683,766	683,766
Weighted average remaining life, Options Exercisable	1 year 2 months 8 days
Weighted average exercise price, Options Exercisable | $ / shares		$ 14.74